Business Acquisition	12 Months Ended
Dec. 31, 2017
Business Acquisition

3. BUSINESS ACQUISITION

Shannon

On July 1, 2015, the Company completed its acquisition of Shannon Systems, China’s leading enterprise-class PCIe SSD company based in Shanghai, China. In exchange for 100% of the outstanding shares of common stock of Shannon Systems, the Company issued 1,560 thousand ordinary shares with fair value of US$7,640 thousand and paid approximately US$37,925 thousand in cash. The value of the 1,560 thousand ordinary shares issued was determined based on the market value of the Company’s common shares at the date of the acquisition, discounted for the fact that the shares are restricted as to their marketability for a period of five years from the issuance date. In 2015, the Company incurred US$359 thousand of acquisition costs which comprised primarily of transaction fees and direct acquisition costs, including legal, accounting, and other professional fees. These costs are included in the line item of “operating expenses—general and administrative” on the consolidated statements of income.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

US$
Cash, cash equivalents and restricted cash	1,904
Accounts receivable, net	946
Inventories	2,624
Other current assets	288
Property and equipment	71
Goodwill	33,204
Identifiable intangible assets	8,381
Accounts payable	(644)
Accrued expenses and other current liabilities	(1,209)

Net assets acquired	45,565

As of December 31, 2017, approximately US$5,735 thousand has not been paid to the former shareholders of Shannon Systems and is included in other long-term liabilities on the consolidated balance sheets as of both December 31, 2016 and 2017.

The excess of the purchase price over the fair value of the net tangible assets acquired has been reflected as identifiable intangible assets. The identifiable intangible assets and respective useful lives are as follows:

	US$	Useful Life
Developed technology	3,789	3.5
In-process research and development (“IPR&D”)	4,592	indefinite

Total identifiable intangible assets	8,381

Developed technology represented the existing know-how in enterprise-class PCIe SSD including all the developed and in-process products for the Shannon Systems business.

The estimated fair value of IPR&D was defined as research and development projects related to enterprise-class PCIe SSDs in-process at the time of the transaction that had not demonstrated their technological feasibility and that do not have an alternative future use.

Goodwill represents the excess of the purchase price over the estimated fair values of the net tangible and intangible assets. The factors that contributed to the recognition of goodwill primarily relate to expansion into new product areas and potential synergies created from combined capabilities, and goodwill is not expected to be deductible for tax purposes.

The results of Shannon Systems since the acquisition date included on the consolidated statement of income for the year ended December 31, 2015 were as follows:

US$
Net sales	9,049
Net income	421

The operating results of Shannon Systems have been included in the Company’s operations beginning July 1, 2015. The following unaudited pro forma information represents a summary of the results of operations as if the acquisition occurred on January 1, 2014 and 2015 and includes certain pro forma adjustments, including amortization of identifiable intangibles from that date (in thousands except earnings per share):

	Year Ended December 31
	2014	2015
Net sales	293,562	364,670
Net income	42,483	58,468
Earnings per share
Basic	0.31	0.42
Diluted	0.31	0.42
Weighted average ordinary shares outstanding (thousand)
Basic	136,164	138,880
Diluted	138,347	140,414

The pro forma results are based on various assumptions and are not necessarily indicative of what would have occurred had the acquisition closed on January 1, 2014 and 2015.

Bigtera

On July 3, 2017, the Company completed its acquisition of Bigtera, a software defined storage company. In exchange for 100% of the outstanding shares of common stock of Bigtera, the Company paid approximately US$4,664 thousand in cash. In 2017, the Company incurred US$171 thousand of acquisition costs which comprised primarily of transaction fees and direct acquisition costs, including legal and other professional fees. These costs are included in the line item of “operating expenses—general and administrative” on the consolidated statements of income.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

US$
Cash, cash equivalents and restricted cash	78
Accounts receivable, net	380
Other current assets	14
Property and equipment	15
Goodwill	625
Identifiable intangible assets	4,736
Accounts payable	(436)
Accrued expenses and other current liabilities	(748)

Net assets acquired	4,664

As of December 31, 2017, approximately US$1,721 thousand has not been paid to the former shareholders of Bigtera and is included in other current and long-term liabilities on the consolidated balance sheets as of December 31, 2017.

The excess of the purchase price over the fair value of the net tangible assets acquired has been reflected as identifiable intangible assets. The identifiable intangible assets and respective useful lives are as follows:

	US$	Useful Life
Know-how	3,753	5.5
Current technology	983	5.5

Total identifiable intangible assets	4,736

Know-how represents software device storage (SDS) technology that has value through its continued use or reuse across all version of Bigtera’s software products. Such know-how derives independent value from not being generally known and is the subject of efforts that are reasonable under the circumstances to maintain its secrecy.

Current technology represents the part of technology that is unique in current version of software products.

Goodwill represents the excess of the purchase price over the estimated fair values of the net tangible and intangible assets. The factors that contributed to the recognition of goodwill primarily relate to expansion into new product areas and potential synergies created from combined capabilities, and goodwill is not expected to be deductible for tax purposes.

The results of Bigtera since the acquisition date included on the consolidated statement of income for the year ended December 31, 2017 were as follows:

US$
Net sales	2,993
Net income	(314)

The operating results of Bigtera have been included in the Company’s operations beginning July 3, 2017. The following unaudited pro forma information represents a summary of the results of operations as if the acquisition occurred on January 1, 2016 and 2017 and includes certain pro forma adjustments, including amortization of identifiable intangibles from that date (in thousands except earnings per share):

	Year Ended December 31
	2016	2017
Net sales	557,672	523,849
Net income	109,736	73,834
Earnings per share
Basic	0.78	0.52
Diluted	0.77	0.51
Weighted average ordinary shares outstanding (thousand)
Basic	140,919	142,738
Diluted	142,050	143,606

The pro forma results are based on various assumptions and are not necessarily indicative of what would have occurred had the acquisition closed on January 1, 2016 and 2017.